UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter End: March 31, 2002


                          Pamet Capital Management, LLC
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Name of Institutional Investment Manager


                425 Boylston Street           Boston        MA          02116
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Business Address         (Street)             (City)      (State)       (Zip)


13F File Number: 028-10112
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The institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:

Jason Price                   Chief Financial Officer               617-646-6100
--------------------------------------------------------------------------------
(Name)                                 (Title)                         (Phone)



Signature, Place and Date of Signing:

/s/ Jason Price
-------------------------------------
Jason Price
425 Boylston Street, Boston, MA 02116
5/13/02


Report Type:

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Number of Other Included Managers:  1
                                  -----

List of Other Included Managers: Abrams Capital, LLC
                                ---------------------

Form 13F Information Table Entry Total:  36
                                       ------

Form 13F Information Table Value Total: 160,377,000
                                       -------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          PAMET CAPITAL MANAGEMENT, LLC

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 03/31/02


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
AES Corp.                                COM    00130H105      391    43400             43400              43400
AES Corp.                                COM    00130H105     8609   956600            956600      1      956600
Arbitron Inc.                            COM    03875Q108      831    24600             24600              24600
Arbitron Inc.                            COM    03875Q108    19040   563300            563300      1      563300
Baycorp Holdings Corp.                   COM    072728108     1819   185600            185600      1      185600
Berkshire Hathaway Inc. Del             CL B    084670207      372      157               157                157
Berkshire Hathaway Inc. Del             CL B    084670207     3153     1331              1331      1        1331
Berkshire Hathaway Inc. Del             CL A    084670108     3200       45                45      1          45
Block H&R Inc.                           COM    093671105      622    14000             14000              14000
Block H&R Inc.                           COM    093671105    13753   309400            309400      1      309400
Coast Fed. Litigation Contingent Tr.   RIGHT    19034Q110       11    59900             59900              59900
Coast Fed. Litigation Contingent Tr.   RIGHT    19034Q110      195  1027083           1027083      1     1027083
Echostar Communications Corp.           CL A    278762109     1709    60350             60350              60350
Echostar Communications Corp.           CL A    278762109    37838  1336100           1336100      1     1336100
Erie Indty Co.                          CL A    29530P102      720    17700             17700              17700
Erie Indty Co.                          CL A    29530P102    15602   383542            383542      1      383542
Golden State Bancorp Inc.                WRT    381197136      191   146940            146940             146940
Golden State Bancorp Inc.                WRT    381197136     4244  3264236           3264236      1     3264236
International Speedway Corp.            CL A    460335201      478    10470             10470              10470
International Speedway Corp.            CL A    460335201     7195   157430            157430      1      157430
Juno Lighting, Inc.                      COM    482047206      323    26319             26319              26319
Juno Lighting, Inc.                      COM    482047206     4914   400792            400792      1      400792
L90 Inc.                                 COM    539441105      318   269779            269779      1      269779
Moody's Corp.                            COM    615369105     3253    79150             79150      1       79150
Morgan Stanley Dean Witter & Co          COM    617446448      398     6950              6950               6950
Morgan Stanley Dean Witter & Co          COM    617446448     6599   115150            115150      1      115150
OPTI Inc.                                COM    683960108       31    22500             22500              22500
OPTI Inc.                                COM    683960108      547   393565            393565      1      393565
Philip Morris Cos. Inc.                  COM    718154107      521     9900              9900               9900
Philip Morris Cos. Inc.                  COM    718154107    11456   217500            217500      1      217500
Sirius Satellite Radio Inc.              COM    82966U103      143    26800             26800              26800
Sirius Satellite Radio Inc.              COM    829664103     2729   513000            513000      1      513000
Waddell & Reed Finl Inc.                CL A    930059100      315    10350             10350              10350
Waddell & Reed Finl Inc.                CL A    930059100     4788   157100            157100      1      157100
Washington Post Co.                     CL B    939640108      252      416               416                416
Washington Post Co.                     CL B    939640108     3817     6288              6288      1        6288


* Where shares are reported for "Other Managers" designated in Item 7, all of the information provided is with respect to such manager.